PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2023	2024

Prepaid expenses	$19,133	$25,826
Hedging transaction assets	3,080	5,818
Government authorities	7,513	10,462
Deferred contract costs	696	1,043
Other current assets	1,128	2,143

	$31,550	$45,292